LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.15%
Aerospace & Defense–3.37%
†Boeing Co.	12,739	$2,535,443
General Dynamics Corp.	3,842	1,318,651
General Electric Co.	7,661	2,173,962
L3Harris Technologies, Inc.	4,686	1,617,373
Lockheed Martin Corp.	2,223	1,343,559
RTX Corp.	22,330	4,307,457
		13,296,445
Automobiles–1.67%
Ford Motor Co.	94,165	1,086,664
General Motors Co.	21,335	1,589,458
†Tesla, Inc.	10,544	3,919,732
		6,595,854
Banks–3.57%
Bank of America Corp.	99,846	4,867,492
Citigroup, Inc.	17,743	2,012,234
JPMorgan Chase & Co.	24,506	7,208,685
		14,088,411
Beverages–0.57%
Coca-Cola Co.	29,604	2,251,384
		2,251,384
Biotechnology–2.88%
AbbVie, Inc.	17,089	3,716,687
Amgen, Inc.	4,773	1,679,380
†Biogen, Inc.	5,609	1,028,298
†Exelixis, Inc.	29,743	1,275,677
Gilead Sciences, Inc.	12,713	1,771,811
†Incyte Corp.	3,675	345,891
Regeneron Pharmaceuticals, Inc.	2,033	1,570,777
		11,388,521
Broadline Retail–3.00%
†Amazon.com, Inc.	52,567	10,948,129
Macy's, Inc.	48,708	881,128
		11,829,257
Capital Markets–2.33%
Bank of New York Mellon Corp.	13,750	1,631,162
CME Group, Inc.	3,520	1,039,632
Goldman Sachs Group, Inc.	2,502	2,116,667
Intercontinental Exchange, Inc.	9,940	1,563,363
Morgan Stanley	6,708	1,103,936
State Street Corp.	6,455	816,945
T. Rowe Price Group, Inc.	10,447	941,693
		9,213,398
Chemicals–1.96%
CF Industries Holdings, Inc.	12,108	1,572,103
Ecolab, Inc.	5,329	1,417,620
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Linde PLC	6,510	$3,227,398
Sherwin-Williams Co.	3,908	1,252,709
Solstice Advanced Materials, Inc.	3,437	261,762
		7,731,592
Commercial Services & Supplies–0.72%
Waste Management, Inc.	12,299	2,826,187
		2,826,187
Communications Equipment–0.91%
†Arista Networks, Inc.	15,945	1,957,727
Cisco Systems, Inc.	21,017	1,630,709
		3,588,436
Construction Materials–0.73%
Vulcan Materials Co.	10,635	2,895,910
		2,895,910
Consumer Staples Distribution & Retail–3.05%
Albertsons Cos., Inc. Class A	49,366	841,197
†BJ's Wholesale Club Holdings, Inc.	11,057	1,088,230
Costco Wholesale Corp.	336	334,800
Dollar General Corp.	3,071	364,620
†Dollar Tree, Inc.	11,671	1,278,091
Kroger Co.	18,822	1,361,960
Walmart, Inc.	54,456	6,767,792
		12,036,690
Containers & Packaging–0.23%
Crown Holdings, Inc.	3,872	388,168
International Paper Co.	15,053	537,392
		925,560
Diversified Telecommunication Services–1.12%
AT&T, Inc.	57,418	1,664,548
Comcast Corp. Class A	49,503	1,421,231
Verizon Communications, Inc.	26,509	1,330,752
		4,416,531
Electric Utilities–1.12%
Duke Energy Corp.	1,957	256,250
Edison International	5,202	380,682
Entergy Corp.	22,631	2,542,819
NRG Energy, Inc.	6,800	993,752
Southern Co.	2,474	238,791
		4,412,294
Electrical Equipment–1.52%
Eaton Corp. PLC	10,504	3,756,966
Emerson Electric Co.	16,993	2,226,423
		5,983,389
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–2.06%
†Netflix, Inc.	62,366	$5,996,491
†ROBLOX Corp. Class A	8,542	483,136
Walt Disney Co.	17,204	1,658,121
		8,137,748
Financial Services–4.34%
†Berkshire Hathaway, Inc. Class A	4,524	6,473,866
Mastercard, Inc. Class A	4,390	2,193,507
MGIC Investment Corp.	37,715	990,019
PayPal Holdings, Inc.	15,613	706,176
Visa, Inc. Class A	19,281	5,827,489
Western Union Co.	108,619	948,244
		17,139,301
Food Products–0.32%
Archer-Daniels-Midland Co.	17,607	1,279,853
		1,279,853
Ground Transportation–1.17%
†Lyft, Inc. Class A	76,703	1,020,150
Ryder System, Inc.	4,904	1,003,898
†Uber Technologies, Inc.	19,877	1,429,752
Union Pacific Corp.	4,832	1,172,340
		4,626,140
Health Care Equipment & Supplies–0.90%
†Boston Scientific Corp.	13,708	860,177
†IDEXX Laboratories, Inc.	1,520	854,073
Stryker Corp.	5,643	1,854,233
		3,568,483
Health Care Providers & Services–1.34%
Cardinal Health, Inc.	6,947	1,467,970
†Centene Corp.	24,233	793,388
Cigna Group	960	256,080
HCA Healthcare, Inc.	2,828	1,338,323
McKesson Corp.	1,655	1,432,171
		5,287,932
Hotels, Restaurants & Leisure–0.66%
Booking Holdings, Inc.	328	1,380,985
Boyd Gaming Corp.	2,612	214,654
Expedia Group, Inc.	4,416	1,019,610
		2,615,249
Household Products–1.44%
Colgate-Palmolive Co.	10,876	926,962
Procter & Gamble Co.	32,803	4,738,065
		5,665,027
Industrial Conglomerates–0.57%
Honeywell International, Inc.	9,968	2,253,067
		2,253,067
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–1.70%
American International Group, Inc.	14,237	$1,071,334
Marsh & McLennan Cos., Inc.	9,655	1,674,660
RenaissanceRe Holdings Ltd.	2,290	680,657
Travelers Cos., Inc.	11,309	3,298,609
		6,725,260
Interactive Media & Services–8.75%
Alphabet, Inc. Class A	81,381	23,382,530
Match Group, Inc.	30,513	937,054
Meta Platforms, Inc. Class A	17,858	10,217,098
		34,536,682
Life Sciences Tools & Services–0.85%
†Medpace Holdings, Inc.	1,596	766,383
Thermo Fisher Scientific, Inc.	5,232	2,571,685
		3,338,068
Machinery–0.57%
Caterpillar, Inc.	3,198	2,265,655
		2,265,655
Metals & Mining–0.65%
Anglogold Ashanti PLC	8,139	792,413
Newmont Corp.	16,394	1,774,651
		2,567,064
Multi-Utilities–0.29%
WEC Energy Group, Inc.	9,875	1,143,229
		1,143,229
Oil, Gas & Consumable Fuels–3.74%
APA Corp.	47,817	2,029,354
Chevron Corp.	15,338	3,173,432
Devon Energy Corp.	32,082	1,614,366
EQT Corp.	17,163	1,092,254
Exxon Mobil Corp.	29,755	5,048,233
Kinder Morgan, Inc.	53,987	1,810,184
		14,767,823
Passenger Airlines–0.09%
†United Airlines Holdings, Inc.	3,807	350,510
		350,510
Pharmaceuticals–3.11%
Bristol-Myers Squibb Co.	26,232	1,590,971
Eli Lilly & Co.	6,002	5,520,460
Johnson & Johnson	21,067	5,149,617
		12,261,048
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.31%
Automatic Data Processing, Inc.	5,974	$1,213,797
		1,213,797
Residential REITs–0.28%
Sun Communities, Inc.	8,811	1,109,834
		1,109,834
Semiconductors & Semiconductor Equipment–13.34%
†Advanced Micro Devices, Inc.	1,069	217,467
Applied Materials, Inc.	2,554	872,932
ASM International NV Class NY NY REG SHARES	2,102	1,584,656
ASML Holding NV	2,647	3,496,237
Broadcom, Inc.	32,080	9,929,081
†Cirrus Logic, Inc.	1,909	276,079
KLA Corp.	814	1,198,542
Lam Research Corp.	10,036	2,144,292
Micron Technology, Inc.	7,204	2,433,799
NVIDIA Corp.	163,249	28,470,626
QUALCOMM, Inc.	10,466	1,347,811
Skyworks Solutions, Inc.	13,084	700,648
		52,672,170
Software–8.44%
†Adobe, Inc.	4,819	1,171,403
†AppLovin Corp. Class A	2,648	1,053,904
†Docusign, Inc.	12,439	589,733
†Dropbox, Inc. Class A	39,538	898,303
Intuit, Inc.	2,404	1,039,442
Microsoft Corp.	55,635	20,594,408
†Palantir Technologies, Inc. Class A	8,417	1,231,239
†Palo Alto Networks, Inc.	7,132	1,143,402
Pegasystems, Inc.	20,302	864,053
RingCentral, Inc. Class A	37,337	1,388,563
Salesforce, Inc.	7,594	1,417,572
†Teradata Corp.	34,553	885,593
†Zoom Communications, Inc. Class A	12,838	1,032,047
		33,309,662
Specialized REITs–0.58%
American Tower Corp.	8,133	1,403,593
VICI Properties, Inc.	32,072	876,207
		2,279,800
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.33%
Bath & Body Works, Inc.	9,962	$185,990
Best Buy Co., Inc.	14,503	931,093
Home Depot, Inc.	627	206,214
Lowe's Cos., Inc.	5,616	1,326,948
TJX Cos., Inc.	35,920	5,736,424
†Ulta Beauty, Inc.	1,525	797,133
		9,183,802
Technology Hardware, Storage & Peripherals–6.14%
Apple, Inc.	88,289	22,406,865
Western Digital Corp.	6,842	1,850,693
		24,257,558
Textiles, Apparel & Luxury Goods–0.66%
†Crocs, Inc.	13,938	1,157,133
Tapestry, Inc.	10,316	1,455,690
		2,612,823
Tobacco–0.39%
Altria Group, Inc.	23,368	1,542,054
		1,542,054
Trading Companies & Distributors–1.01%
Fastenal Co.	20,641	957,742
Ferguson Enterprises, Inc.	8,843	2,062,718
WW Grainger, Inc.	876	955,550
		3,976,010
Wireless Telecommunication Services–0.37%
T-Mobile U.S., Inc.	6,919	1,453,198
		1,453,198
Total Common Stock (Cost $209,647,498)		375,618,706

MONEY MARKET FUND–4.44%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	17,536,468	17,536,468
Total Money Market Fund (Cost $17,536,468)		17,536,468

TOTAL INVESTMENTS–99.59% (Cost $227,183,966)	393,155,174
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.41%	1,625,226
NET ASSETS APPLICABLE TO 24,024,897 SHARES OUTSTANDING–100.00%	$394,780,400

†Non-income producing.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
8	CME E-mini Russell 2000 Index Futures	$1,004,880	$1,024,551	6/18/26	$—	$(19,671)
33	CME E-mini S&P 500 Index Futures	10,841,738	11,100,902	6/18/26	—	(259,164)
3	CME E-mini S&P MidCap 400 Index Futures	1,018,950	1,011,502	6/18/26	7,448	—
Total Futures Contracts					$7,448	$(278,835)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–4